SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 253,168,000	$ 220,974,000	$ 183,647,000
Interest expenses capitalized	134,838,000	96,884,000	30,987,000
Amortization of deferred financing costs, before capitalization	43,969,000
Amortization of deferred financing cost, capitalized	5,458,000	0	0
Impairment loss recognized on property and equipment	0	(4,146,000)	0
Amortization of deferred financing costs	38,511,000	28,055,000	18,159,000
Gaming taxes and license fees	1,717,805,000	2,275,610,000	2,479,958,000
Total advertising and promotional expenses	$ 107,383,000	47,906,000	$ 43,403,000
Percentage of tax benefit greater than likelihood	50.00%
Deferred financing costs, net	$ 32,335,000	3,089,000
Current portion of unamortized deferred financing costs	$ 3,669,000	1,653,000
Land concession contracts [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial contract term (in years)	25 years
Contract term of further renewable consecutive periods (in years)	10 years
Altira Macau - Taipa Land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial expiry dates of leases of land use rights	2031-03
End dates of estimated useful life of lands effective from October 1, 2015	2047-04
City of Dreams - Cotai Land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial expiry dates of leases of land use rights	2033-08
End dates of estimated useful life of lands effective from October 1, 2015	2049-05
Studio City - Studio City Land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial expiry dates of leases of land use rights	2026-10
End dates of estimated useful life of lands effective from October 1, 2015	2055-10
Land Use Rights Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Increase in net income	$ 6,763,000
Increase in basic and diluted earnings per share	$ 0.004
Reduction in amortization	$ 10,413,000
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Long Term Prepayment Deposits and Other Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net	32,335,000	3,089,000
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net	143,804,000	170,130,000
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Current Portion of Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net	3,669,000	1,653,000
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Long Term Prepayment Deposits and Other Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net	32,335,000	3,089,000
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Non-current portion of unamortized deferred financing costs	143,804,000	170,130,000
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Current Portion of Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Current portion of unamortized deferred financing costs	$ 3,669,000	$ 1,653,000
Share options [Member]
Schedule Of Significant Accounting Policies [Line Items]
Outstanding shares excluded from the computation of diluted net income	4,778,880	2,519,037	0
Restricted shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Outstanding shares excluded from the computation of diluted net income	237,855	701,681	0
Buildings [Member]
Schedule Of Significant Accounting Policies [Line Items]
Reduction in depreciation	$ 5,827,000
Increase in net income	$ 5,827,000
Increase in basic and diluted earnings per share	$ 0.004
Buildings [Member] | Altira Macau [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial useful lives of property plant and equipment	25 years
Revised estimated useful lives of property plant and equipment effective from October 1, 2015	40 years
Buildings [Member] | City of Dreams [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial useful lives of property plant and equipment	25 years
Revised estimated useful lives of property plant and equipment effective from October 1, 2015	40 years